Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2024	1,243,004	175,499
2025	1,307,489	184,603
2026	875,622	123,628
2027	-	-
2028	-	-
Total lease payments	3,426,115	483,730
Less: Interest	(304,651)	(43,013)
Present value of lease liabilities	3,121,464	440,717

Schedule of future amortization of ROU assets

Twelve months ending December 31,	RMB	USD
2024	1,061,871	149,925
2025	1,138,324	160,719
2026	788,496	111,327
Total	2,988,691	421,971